GCAT 2022-NQM4 Trust ABS-15G

Exhibit 99.14

Client Name:
Client Project Name:	GCAT 2022-NQM4
Start - End Dates:	1/2/2019 - 1/24/2022
Deal Loan Count:	4

Loan Level Tape Compare Upload

Loans in Report	4
Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
438287758	XXXXXX	Debt to Income Ratio (Back)	15.7906	9.3171
438287758	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
438287758	XXXXXX	Original Term	360	480
438287769	XXXXXX	Representative Credit Score for Grading	731	686

©2022 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.